Employee benefit plans - Summary of movement in the fair value of plan assets of the year (Details) - Plan assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Beginning Balance	$ 8,470	$ 26,568
Interest income on plan assets		778
Actuarial gain (loss)		(1,324)
Contributions by employer		1,281
Assets distributed on settlement		(18,086)
Benefit payments		(318)
Exchange loss		(429)
Ending Balance		8,470
SERP
Disclosure of fair value of plan assets [line items]
Beginning Balance	8,470	24,610
Interest income on plan assets	0	736
Actuarial gain (loss)	0	(1,383)
Contributions by employer	0	0
Assets distributed on settlement	(8,470)	(14,945)
Benefit payments	0	(180)
Exchange loss	0	(368)
Ending Balance	0	8,470
Employee benefit plans
Disclosure of fair value of plan assets [line items]
Beginning Balance	$ 0	1,958
Interest income on plan assets		42
Actuarial gain (loss)		59
Contributions by employer		1,281
Assets distributed on settlement		(3,141)
Benefit payments		(138)
Exchange loss		(61)
Ending Balance		$ 0